CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)	$ 77,622	$ 59,190	$ 41,377
Unrealized gains (losses) on cash flow hedge	(2,290)	3,335	1,883
Income tax benefit (expense)	(299)	(347)	(378)
Other comprehensive income (loss)	(2,589)	2,988	1,505
Comprehensive income (loss)	75,033	62,178	42,882
Non-controlling interest in comprehensive income	0	10,794	0
Preferred unitholders' interest in net income	12,303	2,480	0
Partners' interest in comprehensive income (loss)	$ 62,730	$ 48,904	$ 42,882